Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Consolidated Statement of Cash Flows (Detail) - CAD
CAD in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income (loss)	CAD 2,262	CAD 3,133
Adjustments:
Increase (decrease) in insurance contract liabilities	20,023	18,014
Increase (decrease) in investment contract liabilities	173
(Increase) decrease in reinsurance assets	2,269	(842)
Amortization of (premium) discount on invested assets	230	78
Other amortization	560	693
Net realized and unrealized (gains) losses and impairment on assets	(7,188)	(2,804)
Deferred income tax expense (recovery)	(331)	(235)
Stock option expense	15	19
Cash provided by (used in) operating activities before undernoted items	18,013	18,056
Changes in policy related and operating receivables and payables	(222)	(1,039)
Cash provided by (used in) operating activities	17,791	17,017
Investing activities
Purchases and mortgage advances	(87,224)	(104,059)
Disposals and repayments	70,720	82,001
Changes in investment broker net receivables and payables	227	(186)
Net cash decrease from sale and purchase of subsidiaries and businesses	(10)	(495)
Cash provided by (used in) investing activities	(16,287)	(22,739)
Financing activities
(Decrease) increase in repurchase agreements and securities sold but not yet purchased	(29)	(23)
Issue of long-term debt, net		3,899
Redemption of long-term debt	(607)	(158)
Issue of capital instruments, net	2,209	479
Redemption of capital instruments	(899)	(949)
Secured borrowings from securitization transactions	741	847
Changes in deposits from Bank clients, net	261	(157)
Shareholders' dividends paid in cash	(1,780)	(1,593)
Contributions from (distributions to) non-controlling interests, net	(6)	10
Common shares issued, net	124	66
Preferred shares issued, net		884
Cash provided by (used in) financing activities	14	3,305
Increase (decrease) during the year	1,518	(2,417)
Effect of foreign exchange rate changes on cash and short-term securities	(658)	(347)
Balance, beginning of year	14,238	17,002
Balance, December 31	15,098	14,238
Cash and short-term securities
Gross cash and short-term securities, beginning of year	15,151	17,885
Net payments in transit, included in other liabilities, beginning of year	(913)	(883)
Balance, beginning of year	14,238	17,002
Gross cash and short-term securities, end of year	15,965	15,151
Net payments in transit, included in other liabilities, end of year	(867)	(913)
Balance, December 31	15,098	14,238
Supplemental disclosures on cash flow information:
Interest received	10,596	10,550
Interest paid	1,118	983
Income taxes paid	1,360	841
MFC (Guarantor) [Member]
Operating activities
Net income (loss)	2,104	2,929
Adjustments:
Equity in net income of unconsolidated subsidiaries	(2,275)	(2,653)
Other amortization	4	2
Net realized and unrealized (gains) losses and impairment on assets	(7)	(9)
Deferred income tax expense (recovery)	(59)	3
Cash provided by (used in) operating activities before undernoted items	(233)	272
Dividends from unconsolidated subsidiary	2,700	1,950
Changes in policy related and operating receivables and payables	(45)	171
Cash provided by (used in) operating activities	2,422	2,393
Investing activities
Purchases and mortgage advances		(32)
Investment in common shares of subsidiaries	(2,473)	(5,706)
Notes receivable from subsidiaries	(16)	(6)
Cash provided by (used in) investing activities	(2,489)	(5,744)
Financing activities
Issue of long-term debt, net		3,899
Redemption of long-term debt	(600)
Issue of capital instruments, net	2,209	479
Shareholders' dividends paid in cash	(1,780)	(1,593)
Common shares issued, net	124	66
Preferred shares issued, net		884
Notes payable to subsidiaries	(24)	(344)
Cash provided by (used in) financing activities	(71)	3,391
Increase (decrease) during the year	(138)	40
Effect of foreign exchange rate changes on cash and short-term securities	(2)	(1)
Balance, beginning of year	161	122
Balance, December 31	21	161
Cash and short-term securities
Gross cash and short-term securities, beginning of year	161	122
Balance, beginning of year	161	122
Gross cash and short-term securities, end of year	21	161
Balance, December 31	21	161
Supplemental disclosures on cash flow information:
Interest received	273
Interest paid	392	210
Income taxes paid	99	35
JHUSA (Issuer) [Member]
Operating activities
Net income (loss)	(499)	572
Adjustments:
Equity in net income of unconsolidated subsidiaries	(628)	(211)
Increase (decrease) in insurance contract liabilities	16,877	5,225
Increase (decrease) in investment contract liabilities	55	58
(Increase) decrease in reinsurance assets	(1,890)	(1,444)
Amortization of (premium) discount on invested assets	24	(5)
Other amortization	123	284
Net realized and unrealized (gains) losses and impairment on assets	(2,609)	(917)
Deferred income tax expense (recovery)	(2,239)	391
Stock option expense	(4)	(1)
Cash provided by (used in) operating activities before undernoted items	9,210	3,952
Dividends from unconsolidated subsidiary	125	111
Changes in policy related and operating receivables and payables	(4,627)	(1,291)
Cash provided by (used in) operating activities	4,708	2,772
Investing activities
Purchases and mortgage advances	(30,645)	(34,656)
Disposals and repayments	26,952	32,343
Changes in investment broker net receivables and payables	182	(35)
Capital contribution to unconsolidated subsidiaries	(63)	(350)
Return of capital from unconsolidated subsidiaries	11	1
Notes receivable from parent	368
Notes receivable from subsidiaries	(10)	(40)
Cash provided by (used in) investing activities	(3,205)	(2,737)
Financing activities
Dividends paid to parent	(1,175)
Notes payable to affiliates	(201)	(544)
Cash provided by (used in) financing activities	(1,376)	(544)
Increase (decrease) during the year	127	(509)
Effect of foreign exchange rate changes on cash and short-term securities	(276)	(149)
Balance, beginning of year	3,787	4,445
Balance, December 31	3,638	3,787
Cash and short-term securities
Gross cash and short-term securities, beginning of year	4,317	4,938
Net payments in transit, included in other liabilities, beginning of year	(530)	(493)
Balance, beginning of year	3,787	4,445
Gross cash and short-term securities, end of year	4,133	4,317
Net payments in transit, included in other liabilities, end of year	(495)	(530)
Balance, December 31	3,638	3,787
Supplemental disclosures on cash flow information:
Interest received	4,391	4,523
Interest paid	96	144
Income taxes paid	1,084	68
Other subsidiaries
Operating activities
Net income (loss)	3,074	3,068
Adjustments:
Equity in net income of unconsolidated subsidiaries	486	(572)
Increase (decrease) in insurance contract liabilities	3,146	12,789
Increase (decrease) in investment contract liabilities	118	(58)
(Increase) decrease in reinsurance assets	4,159	602
Amortization of (premium) discount on invested assets	206	83
Other amortization	433	407
Net realized and unrealized (gains) losses and impairment on assets	(4,572)	(1,878)
Deferred income tax expense (recovery)	1,967	(629)
Stock option expense	19	20
Cash provided by (used in) operating activities before undernoted items	9,036	13,832
Dividends from unconsolidated subsidiary	1,175
Changes in policy related and operating receivables and payables	4,450	81
Cash provided by (used in) operating activities	14,661	13,913
Investing activities
Purchases and mortgage advances	(56,579)	(69,371)
Disposals and repayments	43,768	49,658
Changes in investment broker net receivables and payables	45	(151)
Net cash decrease from sale and purchase of subsidiaries and businesses	(10)	(495)
Notes receivable from affiliates	201	544
Notes receivable from parent	24	344
Cash provided by (used in) investing activities	(12,551)	(19,471)
Financing activities
(Decrease) increase in repurchase agreements and securities sold but not yet purchased	(29)	(23)
Redemption of long-term debt	(7)	(158)
Redemption of capital instruments	(899)	(949)
Secured borrowings from securitization transactions	741	847
Changes in deposits from Bank clients, net	261	(157)
Contributions from (distributions to) non-controlling interests, net	(6)	10
Common shares issued, net	2,473	5,706
Dividends paid to parent	(2,825)	(2,061)
Capital contributions by parent	63	350
Return of capital to parent	(11)	(1)
Notes payable to parent	26	46
Notes payable to subsidiaries	(368)
Cash provided by (used in) financing activities	(581)	3,610
Increase (decrease) during the year	1,529	(1,948)
Effect of foreign exchange rate changes on cash and short-term securities	(380)	(197)
Balance, beginning of year	10,290	12,435
Balance, December 31	11,439	10,290
Cash and short-term securities
Gross cash and short-term securities, beginning of year	10,673	12,825
Net payments in transit, included in other liabilities, beginning of year	(383)	(390)
Balance, beginning of year	10,290	12,435
Gross cash and short-term securities, end of year	11,811	10,673
Net payments in transit, included in other liabilities, end of year	(372)	(383)
Balance, December 31	11,439	10,290
Supplemental disclosures on cash flow information:
Interest received	6,504	6,795
Interest paid	1,202	1,397
Income taxes paid	177	738
Consolidation adjustments [Member]
Operating activities
Net income (loss)	(2,417)	(3,436)
Adjustments:
Equity in net income of unconsolidated subsidiaries	2,417	3,436
Dividends from unconsolidated subsidiary	(4,000)	(2,061)
Cash provided by (used in) operating activities	(4,000)	(2,061)
Investing activities
Investment in common shares of subsidiaries	2,473	5,706
Capital contribution to unconsolidated subsidiaries	63	350
Return of capital from unconsolidated subsidiaries	(11)	(1)
Notes receivable from affiliates	(201)	(544)
Notes receivable from parent	(392)	(344)
Notes receivable from subsidiaries	26	46
Cash provided by (used in) investing activities	1,958	5,213
Financing activities
Common shares issued, net	(2,473)	(5,706)
Dividends paid to parent	4,000	2,061
Capital contributions by parent	(63)	(350)
Return of capital to parent	11	1
Notes payable to affiliates	201	544
Notes payable to parent	(26)	(46)
Notes payable to subsidiaries	392	344
Cash provided by (used in) financing activities	2,042	(3,152)
Supplemental disclosures on cash flow information:
Interest received	(572)	(768)
Interest paid	CAD (572)	CAD (768)